Employee Benefit Plans (Schedule of Expected Future Benefit Payments) (Details) (USD $)	Sep. 30, 2013
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 608,543
2015	631,566
2016	641,345
2017	678,723
2018	753,561
2019-2023	5,264,988
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	556,997
2015	588,359
2016	624,335
2017	622,733
2018	613,201
2019-2023	$ 3,549,388